Income Taxes - Summary of Disclosure of Federal Tax Losses (Details) - United States [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognized	$ 4,559
2028 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognized	369
2029 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognized	178
2034 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognized	151
2035 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognized	447
2036 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognized	195
2037 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognized	709
2038 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognized	1,224
2039 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognized	771
2040 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognized	$ 515